UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     /s/ Richard Grossman     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $1,354,777 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL INC                        COM              00184X105    14850   600000 SH  CALL SOLE                   600000        0        0
AOL INC                        COM              00184X105    34803  1406200 SH       SOLE                  1406200        0        0
APOLLO GROUP INC               CL A             037604105    35945   700000 SH  PUT  SOLE                   700000        0        0
BANNER CORP                    COM              06652V109     4320  2000000 SH       SOLE                  2000000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    30530  4980500 SH  CALL SOLE                  4980500        0        0
CHICOS FAS INC                 COM              168615102    25030  2379300 SH       SOLE                  2379300        0        0
CHICOS FAS INC                 COM              168615102     9472   900400 SH  CALL SOLE                   900400        0        0
CIT GROUP INC                  COM NEW          125581801    44886  1099600 SH       SOLE                  1099600        0        0
COCA COLA ENTERPRISES INC      COM              191219104     7815   252100 SH       SOLE                   252100        0        0
COCA COLA ENTERPRISES INC      COM              191219104    15500   500000 SH  CALL SOLE                   500000        0        0
GEO GROUP INC                  COM              36159R103    17500   749484 SH       SOLE                   749484        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    50799  3618193 SH       SOLE                  3618193        0        0
HEWLETT PACKARD CO             COM              428236103    40592   964877 SH       SOLE                   964877        0        0
INTEROIL CORP                  COM              460951106    16665   243500 SH  PUT  SOLE                   243500        0        0
ISHARES TR                     S&P 500 INDEX    464287200   477063  4180000 SH  PUT  SOLE                  4180000        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115     2601  1595850 SH       SOLE                  1595850        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    29086   448304 SH       SOLE                   448304        0        0
MF GLOBAL HLDGS LTD            COM              55277J108    13872  1926600 SH       SOLE                  1926600        0        0
MGIC INVT CORP WIS             COM              552848103    34400  3726955 SH       SOLE                  3726955        0        0
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101     4385   798703 SH       SOLE                   798703        0        0
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201 Y62159119     1197   887000 SH       SOLE                   887000        0        0
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103     6017  1025011 SH       SOLE                  1025011        0        0
NETFLIX INC                    COM              64110L106     8513    52500 SH  PUT  SOLE                    52500        0        0
ORACLE CORP                    COM              68389X105    17168   639400 SH       SOLE                   639400        0        0
PACIFIC CAP BANCORP NEW        COM              69404P101      763   930234 SH       SOLE                   930234        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    73605  1500000 SH  PUT  SOLE                  1500000        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102     8243   187500 SH       SOLE                   187500        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    32962   257700 SH  CALL SOLE                   257700        0        0
STRAYER ED INC                 COM              863236105    20068   115000 SH  PUT  SOLE                   115000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911X104    64156  2561100 SH       SOLE                  2561100        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    58434  2017760 SH       SOLE                  2017760        0        0
XEROX CORP                     COM              984121103    62731  6060991 SH       SOLE                  6060991        0        0
XEROX CORP                     COM              984121103    41400  4000000 SH  CALL SOLE                  4000000        0        0
XL GROUP PLC                   SHS              G98290102    21660  1000000 SH  CALL SOLE                  1000000        0        0
XL GROUP PLC                   SHS              G98290102    27746  1280983 SH       SOLE                  1280983        0        0